Significant Accounting Policies:	6 Months Ended
Jun. 30, 2014
Significant Accounting Policies
Significant Accounting Policies:
2. Significant Accounting Policies:
A summary of the Partnership's significant accounting policies can be found in the Partnership's consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2013, filed with the Securities and Exchange Commission on March 25, 2014. There have been no material changes to these policies in the six month period ended June 30, 2014.
During the six month periods ended June 30, 2014 and 2013, charterers that individually accounted for more than 10% of the Partnership's revenues were as follows:

Charterer	June 30, 2014	June 30, 2013
A	63%	60%
B	36%	40%
	99%	100%